REVENUE (Details) - Schedule of detail of revenues - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
REVENUE (Details) - Schedule of detail of revenues [Line Items]
Revenue	$ 10,070,063	$ 9,895,456	$ 9,613,907
Passengers [Member]
REVENUE (Details) - Schedule of detail of revenues [Line Items]
Revenue	9,005,629	8,708,988	8,494,477
Cargo [Member]
REVENUE (Details) - Schedule of detail of revenues [Line Items]
Revenue	$ 1,064,434	$ 1,186,468	$ 1,119,430